Financial Instruments - Summary of Financial Instruments Carried at Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Right to receive equity stake in travel entity		$ 411
Level 3 [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments	$ 3,584	5,563
Right to receive equity stake in travel entity		411
Total Assets	3,584	5,974
Other liabilities (related to business combination)	14,921
Total Liabilities	14,921
Fair value [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments	3,584	5,563
Right to receive equity stake in travel entity		411
Total Assets	3,584	$ 5,974
Other liabilities (related to business combination)	14,921
Total Liabilities	$ 14,921